Schedule of Investments (unaudited) December 31, 2020	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.0%
iStar Inc.	1,768,290	$26,259,106

Mortgage REITs — 96.1%
AGNC Investment Corp.	10,693,753	166,822,547
Annaly Capital Management Inc.	27,518,008	232,527,168
Anworth Mortgage Asset Corp.	2,485,205	6,734,906
Apollo Commercial Real Estate Finance Inc.	3,461,863	38,669,010
Arbor Realty Trust Inc.	2,833,648	40,181,129
Ares Commercial Real Estate Corp.	771,486	9,188,398
ARMOUR Residential REIT Inc.(a)	1,584,698	17,098,891
Blackstone Mortgage Trust Inc., Class A	2,026,371	55,785,994
Broadmark Realty Capital Inc.	3,163,992	32,272,718
Capstead Mortgage Corp.	2,369,036	13,764,099
Cherry Hill Mortgage Investment Corp.	398,492	3,642,217
Chimera Investment Corp.	4,708,403	48,261,131
Colony Credit Real Estate Inc.	2,084,919	15,636,893
Dynex Capital Inc.	553,894	9,859,313
Ellington Financial Inc.	1,023,341	15,186,380
Ellington Residential Mortgage REIT	239,094	3,117,786
Granite Point Mortgage Trust Inc.	1,333,097	13,317,639
Great Ajax Corp.	528,988	5,533,214
Hannon Armstrong Sustainable Infrastructure Capital Inc.	969,222	61,477,751
Invesco Mortgage Capital Inc.(a)	4,529,264	15,308,912
KKR Real Estate Finance Trust Inc.	710,557	12,733,181
Ladder Capital Corp.	2,580,633	25,238,591
MFA Financial Inc.	11,138,931	43,330,442
New Residential Investment Corp.	8,136,562	80,877,426
New York Mortgage Trust Inc.	9,314,040	34,368,808
Orchid Island Capital Inc.	1,746,485	9,116,652
PennyMac Mortgage Investment Trust	2,408,045	42,357,512
Ready Capital Corp.	1,040,457	12,953,690
Redwood Trust Inc.	2,762,603	24,255,654
Starwood Property Trust Inc.	5,362,663	103,499,396
TPG RE Finance Trust Inc.	1,487,273	15,794,839
Two Harbors Investment Corp.	6,723,852	42,830,937
Western Asset Mortgage Capital Corp.	1,529,232	4,985,296

		1,256,728,520

Total Common Stocks — 98.1% (Cost: $1,302,703,002)		1,282,987,626

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(b)(c)(d)	84,844	84,895

Total Short -Term Investments — 0.0% (Cost: $84,768)		84,895

Total Investments in Securities — 98.1% (Cost: $1,302,787,770)		1,283,072,521

Other Assets, Less Liabilities — 1.9%		25,040,753

Net Assets — 100.0%		$1,308,113,274

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Mortgage Real Estate ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,818,841	$—	$(7,751,302	)(a)	$18,313	$(957)	$84,895	84,844	$468,647	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	—		—	—	—	—	2,636		—
PennyMac Mortgage Investment Trust(d)	18,737,100	24,170,252	(13,724,977)		277,820	14,709,118	N/A	N/A	3,428,429		—

					$296,133	$14,708,161	$84,895		$3,899,712		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate Index	743	03/19/21	$24,883	$262,119

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,282,987,626	$—	$—	$1,282,987,626
Money Market Funds	84,895	—	—	84,895

	$1,283,072,521	$—	$—	$1,283,072,521

Derivative financial instruments(a)
Assets
Futures Contracts	$262,119	$—	$—	$262,119

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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